Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 224,282
Balance		220,795	$ 224,282
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		258,128	23,968
Acquisitions as part of business combinations			232,314
Additions		10,799	1,451
Translation differences		(2,915)	395
Balance		266,012	258,128
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(33,846)	22,516
Amortization for the year		11,560	11,286
Translation differences		(189)	44
Balance		45,217	(33,846)
Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		224,282	1,452
Balance		220,795	224,282
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	140,212	21,596
Acquisitions as part of business combinations	[1]		118,458
Additions	[1]	0	0
Translation differences	[1]	(1,599)	158
Balance	[1]	138,613	140,212
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	(21,455)	21,455
Amortization for the year	[1]	0	0
Translation differences	[1]	0	0
Balance	[1]	21,455	(21,455)
Goodwill [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	118,757	141
Balance	[1]	117,158	118,757
PPA [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	110,446	0
Acquisitions as part of business combinations	[2]		110,446
Additions	[2]		0
Translation differences	[2]	0	0
Balance	[2]	110,446	110,446
PPA [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	(10,947)	0
Amortization for the year	[2]	10,569	10,947
Translation differences	[2]	0	0
Balance	[2]	21,516	(10,947)
PPA [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	99,499	0
Balance	[2]	88,930	99,499
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		7,470	2,372
Acquisitions as part of business combinations			3,410
Additions		10,799	1,451
Translation differences		(1,316)	237
Balance		16,953	7,470
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(1,444)	1,061
Amortization for the year		991	339
Translation differences		(189)	44
Balance		2,246	(1,444)
Others [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		6,026	1,311
Balance		$ 14,707	$ 6,026

[1]	Relates mainly to goodwill arising from acquisition of CPV Group and Gnrgy of $105 million and $14 million respectively. Refer to Note 11.A.4 for further information.
[2]	Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.